Quarterly Holdings Report
for
Fidelity® International Real Estate Fund
April 30, 2026
IRE-NPRT3-0626
1.815812.121
Common Stocks - 96.5%
	Shares	Value ($)
AUSTRALIA - 14.3%
Real Estate - 14.3%
Diversified REITs - 1.8%
Stockland unit	2,104,964	6,173,222
Industrial REITs - 3.5%
Goodman Group unit	555,424	12,033,674
Real Estate Management & Development - 0.8%
Gemlife Communities Group unit	784,354	2,646,841
Residential REITs - 2.7%
Ingenia Communities Group unit	3,214,822	9,317,101
Retail REITs - 3.0%
Charter Hall Retail REIT	3,597,655	10,207,967
Specialized REITs - 2.5%
Abacus Storage King unit	1,994,914	2,049,932
Arena REIT unit	2,710,834	6,496,483
		8,546,415
TOTAL AUSTRALIA		48,925,220
BELGIUM - 4.3%
Real Estate - 4.3%
Industrial REITs - 2.9%
Montea NV	27,561	2,277,227
Warehouses De Pauw CVA	275,750	7,249,401
Warehouses De Pauw CVA rights (b)(e)	275,750	398,070
		9,924,698
Real Estate Management & Development - 1.4%
Inclusio SA	224,158	4,656,570
Residential REITs - 0.0%
Xior Student Housing NV rights (b)(e)	108,842	63,730
TOTAL BELGIUM		14,644,998
BRAZIL - 0.8%
Real Estate - 0.8%
Real Estate Management & Development - 0.8%
LOG Commercial Properties e Participacoes SA	514,133	2,764,926
CANADA - 2.3%
Health Care - 1.5%
Health Care Providers & Services - 1.5%
Chartwell Retirement Residences (a)	164,700	2,611,726
Sienna Senior Living Inc (a)	155,200	2,673,597
TOTAL HEALTH CARE		5,285,323
Real Estate - 0.8%
Residential REITs - 0.8%
Killam Apartment Real Estate Investment Trust (a)	218,700	2,741,900
TOTAL CANADA		8,027,223
FINLAND - 1.2%
Real Estate - 1.2%
Real Estate Management & Development - 1.2%
Cityvarasto Oyj	222,793	4,170,622
FRANCE - 5.2%
Real Estate - 5.2%
Industrial REITs - 1.7%
ARGAN SA	78,904	5,676,728
Retail REITs - 3.5%
Carmila SA	12,269	244,503
Mercialys SA	173,300	2,534,284
Unibail-Rodamco-Westfield unit	76,500	9,256,754
		12,035,541
TOTAL FRANCE		17,712,269
GERMANY - 5.9%
Real Estate - 5.9%
Real Estate Management & Development - 5.9%
Instone Real Estate Group SE (c)(d)	473,076	4,897,090
LEG Immobilien SE	152,401	10,669,323
TAG Immobilien AG (a)	258,332	4,496,328

TOTAL GERMANY		20,062,741
GREECE - 0.3%
Real Estate - 0.3%
Retail REITs - 0.3%
Trade Estates Real Estate Investment SA	412,089	964,395
HONG KONG - 8.9%
Consumer Discretionary - 0.1%
Hotels, Restaurants & Leisure - 0.1%
Magnificent Hotel Investment Ltd (b)	51,423,000	447,613
Information Technology - 0.3%
IT Services - 0.3%
SUNeVision Holdings Ltd (a)	1,324,000	1,042,218
Real Estate - 8.5%
Real Estate Management & Development - 6.9%
CK Asset Holdings Ltd	288,000	1,814,186
Great Eagle Holdings Ltd	785,541	1,789,019
Sun Hung Kai Properties Ltd	766,000	13,410,427
TAI Cheung Holdings Ltd	11,037,116	5,594,617
Wing Tai Properties Ltd	3,448,000	976,699
		23,584,948
Retail REITs - 1.6%
Link REIT	1,089,400	5,485,449
TOTAL REAL ESTATE		29,070,397
TOTAL HONG KONG		30,560,228
IRELAND - 3.7%
Consumer Discretionary - 2.3%
Household Durables - 2.3%
Cairn Homes PLC (Ireland)	1,886,100	4,825,694
Glenveagh Properties PLC (b)(c)(d)	1,228,959	3,043,396
TOTAL CONSUMER DISCRETIONARY		7,869,090
Real Estate - 1.4%
Residential REITs - 1.4%
Irish Residential Properties Reit PLC	3,811,400	4,795,324
TOTAL IRELAND		12,664,414
ITALY - 0.1%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Infrastrutture Wireless Italiane SpA (a)(c)(d)	49,700	421,437
JAPAN - 21.4%
Consumer Discretionary - 0.1%
Household Durables - 0.1%
Ki-Star Real Estate Co Ltd	24,000	486,557
Real Estate - 21.3%
Health Care REITs - 2.7%
Health Care & Medical Investment Corp	12,587	9,288,777
Industrial REITs - 2.1%
Japan Logistics Fund Inc	6,000	3,654,513
Mitsubishi Estate Logistics REIT Investment Corp	2,000	1,553,620
Mitsui Fudosan Logistics Park Inc	3,000	2,153,047
		7,361,180
Real Estate Management & Development - 12.5%
Hulic Co Ltd	765,100	8,629,165
JINUSHI Co Ltd	44,700	964,511
Kasumigaseki Capital Co Ltd (a)	12,500	519,555
Katitas Co Ltd	183,200	3,657,149
Nomura Real Estate Holdings Inc	983,700	6,417,907
Star Mica Holdings Co Ltd	47,900	502,364
Starts Corp Inc	84,400	2,576,807
Tokyo Tatemono Co Ltd	577,100	13,279,521
Tosei Corp	588,300	6,112,406
		42,659,385
Residential REITs - 4.0%
Advance Residence Investment Corp	10,000	10,337,264
Comforia Residential REIT Inc	4,500	3,165,201
		13,502,465
TOTAL REAL ESTATE		72,811,807
TOTAL JAPAN		73,298,364
MEXICO - 0.5%
Real Estate - 0.5%
Real Estate Management & Development - 0.5%
Corp Inmobiliaria Vesta SAB de CV	513,800	1,828,897
NETHERLANDS - 1.0%
Real Estate - 1.0%
Real Estate Management & Development - 1.0%
CTP NV (c)(d)	182,250	3,439,475
NEW ZEALAND - 0.9%
Health Care - 0.5%
Health Care Providers & Services - 0.5%
Ryman Healthcare Ltd (b)	1,310,311	1,648,009
Industrials - 0.3%
Transportation Infrastructure - 0.3%
Auckland International Airport Ltd	187,834	922,768
Real Estate - 0.1%
Diversified REITs - 0.1%
Stride Property Group unit	740,632	486,762
TOTAL NEW ZEALAND		3,057,539
SINGAPORE - 8.7%
Real Estate - 8.7%
Health Care REITs - 3.0%
Parkway Life Real Estate Investment Trust	3,253,600	10,294,794
Real Estate Management & Development - 5.7%
Singapore Land Group Ltd	873,595	2,569,794
Wing Tai Holdings Ltd	13,266,222	16,826,593
		19,396,387
TOTAL SINGAPORE		29,691,181
SPAIN - 1.5%
Communication Services - 0.7%
Diversified Telecommunication Services - 0.7%
Cellnex Telecom SA (c)(d)	74,900	2,521,331
Consumer Discretionary - 0.7%
Household Durables - 0.7%
Neinor Homes SA (c)(d)	124,343	2,428,361
Real Estate - 0.1%
Real Estate Management & Development - 0.1%
Inmobiliaria del Sur SA	18,027	341,692
TOTAL SPAIN		5,291,384
SWEDEN - 4.0%
Consumer Discretionary - 0.2%
Hotels, Restaurants & Leisure - 0.2%
SkiStar AB B Shares	47,500	820,070
Real Estate - 3.8%
Real Estate Management & Development - 3.8%
Catena AB	39,580	1,864,807
Heba Fastighets AB B Shares	569,847	1,570,779
Intea Fastigheter AB B Shares	288,300	2,301,341
John Mattson Fastighetsforetagen AB	155,100	989,455
Logistea AB B Shares	1,778,500	2,696,813
Stendorren Fastigheter AB B Shares (a)(b)	170,536	3,450,340
TOTAL REAL ESTATE		12,873,535
TOTAL SWEDEN		13,693,605
SWITZERLAND - 1.2%
Industrials - 0.4%
Ground Transportation - 0.4%
Jungfraubahn Holding AG	4,360	1,523,363
Real Estate - 0.8%
Real Estate Management & Development - 0.8%
PSP Swiss Property AG	12,540	2,505,272
TOTAL SWITZERLAND		4,028,635
UNITED KINGDOM - 10.3%
Consumer Discretionary - 1.3%
Household Durables - 1.3%
Bellway PLC	84,806	2,200,673
Persimmon PLC	164,400	2,364,586
TOTAL CONSUMER DISCRETIONARY		4,565,259
Real Estate - 9.0%
Health Care REITs - 2.6%
Primary Health Properties PLC	3,273,153	4,159,982
Target Healthcare REIT PLC	3,352,600	4,762,781
		8,922,763
Industrial REITs - 1.9%
LondonMetric Property PLC	1,829,526	4,715,165
Segro PLC	180,400	1,706,081
		6,421,246
Real Estate Management & Development - 0.9%
Harworth Group PLC	1,624,446	2,944,339
Residential REITs - 0.7%
Grainger PLC	1,147,225	2,502,422
Specialized REITs - 2.9%
Big Yellow Group PLC (The)	383,500	4,707,066
Safestore Holdings PLC	581,914	5,293,447
		10,000,513
TOTAL REAL ESTATE		30,791,283
TOTAL UNITED KINGDOM		35,356,542
TOTAL COMMON STOCKS (Cost $311,125,979)		330,604,095

Money Market Funds - 5.1%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (f)	3.69	10,659,745	10,661,877
Fidelity Securities Lending Cash Central Fund (f)(g)	3.69	6,919,728	6,920,420
TOTAL MONEY MARKET FUNDS (Cost $17,582,297)			17,582,297

TOTAL INVESTMENT IN SECURITIES - 101.6% (Cost $328,708,276)	348,186,392
NET OTHER ASSETS (LIABILITIES) - (1.6)%	(5,351,802)
NET ASSETS - 100.0%	342,834,590

Legend

(a)	Security or a portion of the security is on loan at period end.
(b)	Non-income producing.
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $16,751,090 or 4.9% of net assets.

(d)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $16,751,090 or 4.9% of net assets.

(e)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(g)	Investment made with cash collateral received from securities on loan.
At period end, the value of non-cash collateral for securities on loan amounted to $2,117,932.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	13,588,431	109,029,735	111,954,116	173,084	(2,173)	-	10,661,877	10,659,745	0.0%
Fidelity Securities Lending Cash Central Fund	22,164,753	116,698,653	131,943,247	60,327	261	-	6,920,420	6,919,728	0.0%
Total	35,753,184	225,728,388	243,897,363	233,411	(1,912)	-	17,582,297

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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